First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 10.2%
	Banco Santander, S.A.
$59,000,000	12.420%, 10/31/2033[1,2]	$8,737,246
4,426,410	9.974%, 8/15/2037[1,2]	4,886,741
1,394,749	Series 2021-1, Class CLN, 12.974% (3-Month Euribor+900 basis points), 8/15/2037[1,2]	1,539,798
4,000,000	12.958%, 5/2/2045[1,2]	4,415,986
10,000,000	BNP Paribas S1 Mezzanine Debt 13.441%, 10/12/2032[1,2]	11,039,965
12,000,000	Colossus Series 2023-2 F2, 16.186%, 4/22/2033[1,2]	15,296,367
14,468,661	Fondo de Titulizacion PYMES Magdalena 7 Series 7, Class NOTE, 13.931% (3-Month Euribor+1,000 basis points), 12/23/2042[1,2]	15,973,351
7,500,000	Granville Ltd. Series 2023-1X, Class E2, 15.070% (SOFR Rate+975 basis points), 7/31/2031[1,2]	7,500,000
10,000,000	Manitoulin 15.560%, 11/1/2028[1,2]	9,959,000
3,000,000	Nightingale Ltd. Series 2021-1 LF, 15.937%, 4/1/2028[1,2]	3,824,092
8,000,000	Salis 6.275%, 11/19/2029[1,2]	10,197,578
	Santander Bank Auto Credit-Linked Notes Series
10,000,000	Series 2023-A, Class F, 13.752%, 6/15/2033[3,4]	10,351,550
3,000,000	Series 2023-A, Class G, 24.695%, 6/15/20332,[3,4]	3,000,300
14,000,000	St. Lawrence Corp. Series 2023-1X, Class MEZZ, 15.070% (SOFR Rate+975 basis points), 5/25/2033[1,2]	14,000,000
9,000,000	Vale Securities Finance 13.425%, 7/28/2032[1,2]	9,935,968
	TOTAL ASSET-BACKED SECURITIES
	(Cost $128,469,311)	130,657,942
	BANK LOANS — 9.2%
	Advantage Capital Holdings, LLC
2,677,584	5.000% Cash, 8.000% PIK, 4/14/2027[2,5]	2,587,349
1,229	12.500% PIK, 4/14/2027[2,5]	4,789,518
299,436	BJ Services 11.830%, 12/2/2024[2]	275,481
7,000,000	Black Rifle Coffee Company, LLC 13.865%, 12/31/2027[2]	6,930,000
1,767,637	Challenge Manufacturing Company, LLC 14.470%, 12/18/20252	1,723,446
7,500,000	Cherco, LLC 14.470%, 9/1/2025[2]	7,387,500
25,000,000	Cire Alto OpCo, LLC 11.091%, 11/28/2028[2]	25,000,000

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	BANK LOANS (Continued)
$17,925,685	Florida Marine 14.900%, 9/1/2025[2]	$18,194,571
3,456,250	GH Group, Inc. 16.500%, 12/10/2026[2]	3,300,719
5,092,805	IFit, Inc. 16.639%, 2/24/2027[2]	4,838,165
6,391,359	Lucky Bucks Holdings, LLC 12.500%, 5/29/2028[2]	—
236,284	Premier Brands Group Holdings, LLC 9.116%, 3/20/2024[2]	231,558
10,281,757	Shryne Group, Inc. 16.750% PIK, 5/26/2026[2]	10,333,166
20,918,120	Steward Health Care System, LLC 16.189%, 12/31/2027[2]	20,238,282
8,624,749	Stronghold Digital Mining, Inc. 15.320%, 11/16/2025[2]	8,366,006
	Wellbore Integrity Solutions, LLC
1,351,326	12.410%, 12/31/2024[2]	1,358,083
2,041,006	17.410%, 12/31/2024[2]	2,030,800
	TOTAL BANK LOANS
	(Cost $122,773,080)	117,584,644

Number of Shares
	CLOSED-END FUNDS — 16.2%
1,622	Apollo Diversified Credit Fund - Class I	35,272
567,120	BC Partners Lending Corp.[6]	12,453,947
2,556,984	Cliffwater Corporate Lending Fund - Class I	26,950,612
5,371,211	Cliffwater Enhanced Lending Fund - Class I	57,633,100
23,288	Invesco Dynamic Credit Opportunities Fund - Class AX	260,359
1,346,164	Opportunistic Credit Interval Fund - Class I6	15,763,583
762,871	Palmer Square Capital BDC, Inc.*,6	12,545,082
697,900	Palmer Square Opportunistic Income Fund[6]	12,234,180
2,316,166	Pender Real Estate Credit Fund - Class I6	23,231,149
1,501,178	Pomona Investment Fund LP	22,479,835
485,134	StepStone Private Markets - Class I	23,960,773
	TOTAL CLOSED-END FUNDS
	(Cost $196,589,169)	207,547,892

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS — 21.3%
$815,000	AIMCO CLO Series 2017-AA, Class DR, 8.827% (3-Month Term SOFR+341 basis points), 4/20/2034[3,4,7]	$806,770
1,000,000	ALM Ltd. Series 2020-1A, Class D, 11.655% (3-Month Term SOFR+626 basis points), 10/15/2029[3,4,7]	970,092
500,000	AMMC CLO XXVI Ltd. Series 2023-26A, Class E, 13.674% (3-Month Term SOFR+828 basis points), 4/15/2036[3,4,7]	504,882
5,000,000	Antares Loan Funding - Class C 12.416%, 3/1/2026[2]	5,000,000
7,000,000	Antares Loan Funding CLO 0.000%, 2/17/2032*,2	7,695,547
	Apidos CLO Ltd.
1,000,000	Series 2018-29A, Class D, 10.890% (3-Month Term SOFR+551 basis points), 7/25/2030[3,4,7]	938,026
1,000,000	Series 2017-28A, Class C, 8.177% (3-Month Term SOFR+276 basis points), 1/20/2031[3,4,7]	970,039
500,000	Series 2015-20A, Class DR, 11.355% (3-Month Term SOFR+596 basis points), 7/16/2031[3,4,7]	470,819
1,000,000	Series 2023-44A, Class E, 13.630% (3-Month Term SOFR+825 basis points), 4/26/2035[3,4,7]	1,006,261
1,000,000	Series 2023-45A, Class E, 13.780% (3-Month Term SOFR+840 basis points), 4/26/2036[3,4,7]	1,008,318
661,525	Ares Capital Corp. 0.000%, 7/11/2033[2]	715,403
850,000	Ares L CLO Ltd. Series 2018-50A, Class D, 8.555% (3-Month Term SOFR+316 basis points), 1/15/2032[3,4,7]	836,188
1,500,000	Assurant CLO Ltd. Series 2017-1A, Class ER, 12.877% (3-Month Term SOFR+746 basis points), 10/20/2034[3,4,7]	1,328,813
1,000,000	Atrium XIV, LLC Series 14A, Class D, 8.605% (3-Month Term SOFR+321 basis points), 8/23/2030[3,4,7]	992,287
1,000,000	Bain Capital Credit CLO Ltd. Series 2018-1A, Class D, 8.374% (3-Month Term SOFR+296 basis points), 4/23/2031[3,4,7]	964,189
750,000	Barings CLO Ltd. Series 2017-1A, Class E, 11.657% (3-Month Term SOFR+626 basis points), 7/18/2029[3,4,7]	744,431
1,500,000	Bean Creek CLO Ltd. Series 2015-1A, Class DR, 8.427% (3-Month Term SOFR+301 basis points), 4/20/2031[3,4,7]	1,469,553

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Benefit Street Partners CLO Ltd.
$500,000	Series 2015-8A, Class DR, 11.277% (3-Month Term SOFR+586 basis points), 1/20/2031[3,4,7]	$439,123
1,500,000	Series 2018-5BA, Class C, 8.607% (3-Month Term SOFR+319 basis points), 4/20/2031[3,4,7]	1,490,806
1,250,000	Series 2019-17A, Class DR, 9.005% (3-Month Term SOFR+361 basis points), 7/15/2032[3,4,7]	1,236,600
1,000,000	Series 2021-23A, Class E, 12.450% (3-Month Term SOFR+707 basis points), 4/25/2034[3,4,7]	998,898
4,000,000	BFNS, LLC Series 2022-1A, Class C, 7.000%, 7/10/2035[3,4,7]	3,389,887
750,000	Bryant Park Funding Ltd. Series 2023-21A, Class E, 13.955% (3-Month Term SOFR+847 basis points), 10/18/2036[3,4,7]	759,165
1,000,000	Carbone CLO Ltd. Series 2017-1A, Class C, 8.277% (3-Month Term SOFR+286 basis points), 1/20/2031[3,4,7]	983,151
1,800,000	Carlyle Global Market Strategies CLO Ltd. Series 2014-4RA, Class C, 8.555% (3-Month Term SOFR+316 basis points), 7/15/2030[3,4,7]	1,687,393
1,000,000	Carlyle U.S. CLO Ltd. Series 2017-2A, Class C, 9.377% (3-Month Term SOFR+396 basis points), 7/20/2031[3,4,7]	962,530
520,000	Catamaran CLO Ltd. Series 2018-1A, Class D, 9.290% (3-Month Term SOFR+391 basis points), 10/25/2031[3,4,7]	513,881
1,100,000	Catskill Park CLO Ltd. Series 2017-1A, Class D, 11.677% (3-Month Term SOFR+626 basis points), 4/20/2029[3,4,7]	1,049,079
	CIFC Funding Ltd.
1,000,000	Series 2018-2A, Class D, 11.527% (3-Month Term SOFR+611 basis points), 4/20/2031[3,4,7,8]	958,198
600,000	Series 2016-1A, Class D2RR, 9.924% (3-Month Term SOFR+451 basis points), 10/21/2031[3,4,7]	600,853
1,000,000	Series 2014-3A, Class DR2, 9.074% (3-Month Term SOFR+366 basis points), 10/22/2031[3,4,7]	990,029
750,000	Deer Creek CLO Ltd. Series 2017-1A, Class E, 12.027% (3-Month Term SOFR+661 basis points), 10/20/2030[3,4,7]	746,950
1,000,000	Dryden 106 CLO Ltd. Series 2022-106A, Class D, 11.094% (3-Month Term SOFR+570 basis points), 10/15/2035[3,4,7,8]	1,019,714

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$750,000	Dryden 30 Senior Loan Fund Series 2013-30A, Class DR, 8.241% (3-Month Term SOFR+286 basis points), 11/15/2028[3,4,7,8]	$725,556
1,000,000	Dryden 36 Senior Loan Fund Series 2014-36A, Class DR3, 9.345% (3-Month Term SOFR+395 basis points), 4/15/2029[3,4,7]	990,016
1,270,000	Dryden 49 Senior Loan Fund Series 2017-49A, Class DR, 9.057% (3-Month Term SOFR+366 basis points), 7/18/2030[3,4,7]	1,233,524
1,500,000	Dryden XXVI Senior Loan Fund Series 2013-26A, Class DR, 8.355% (3-Month Term SOFR+296 basis points), 4/15/2029[3,4,7]	1,455,446
	Flatiron CLO Ltd.
750,000	Series 2023-1A, Class D, 10.653% (3-Month Term SOFR+525 basis points), 4/17/2036[3,4,7]	765,944
1,000,000	Series 2023-2A, Class D, 10.055% (3-Month Term SOFR+485 basis points), 1/15/2037[3,4,7]	999,987
1,000,000	Series 2023-2A, Class E, 13.035% (3-Month Term SOFR+783 basis points), 1/15/2037[3,4,7]	999,987
1,000,000	Galaxy XXI CLO Ltd. Series 2015-21A, Class DR, 8.327% (3-Month Term SOFR+291 basis points), 4/20/2031[3,4,7]	982,063
750,000	Galaxy XXVII CLO Ltd. Series 2018-27A, Class E, 11.432% (3-Month Term SOFR+604 basis points), 5/16/2031[3,4,7]	723,425
	Generate CLO Ltd.
1,000,000	Series 2A, Class DR, 8.274% (3-Month Term SOFR+286 basis points), 1/22/2031[3,4,7]	985,576
500,000	Series 6A, Class ER, 12.474% (3-Month Term SOFR+706 basis points), 1/22/2035[3,4,7]	500,189
1,000,000	Series 2023-12A, Class E, 13.739% (3-Month Term SOFR+840 basis points), 7/20/2036[3,4,7,8]	1,011,145
1,500,000	Harbor Park CLO Ltd. Series 2018-1A, Class D, 8.577% (3-Month Term SOFR+316 basis points), 1/20/2031[3,4,7]	1,476,087
	HPS Loan Management Ltd.
1,000,000	Series 8A-2016, Class DR, 8.577% (3-Month Term SOFR+316 basis points), 7/20/2030[3,4,7,8]	965,758
1,000,000	Series 2023-18A, Class E, 14.301% (3-Month Term SOFR+897 basis points), 7/20/2036[3,4,7]	1,013,555
1,000,000	Invesco U.S. CLO Ltd. Series 2023-3A, Class E, 13.579% (3-Month Term SOFR+816 basis points), 7/15/2036[3,4,7,8]	1,014,339
13,500,000	Kohlberg CLO 0.000%, 12/28/2033*,2	13,500,000

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$1,500,000	Magnetite XXXV Ltd. Series 2022-35A, Class ER, 12.628% (3-Month Term SOFR+725 basis points), 10/25/2036[3,4,7]	$1,492,869
750,000	Morgan Stanley Eaton Vance CLO Ltd. Series 2023-19A, Class E, 14.156% (3-Month Term SOFR+890 basis points), 7/20/2036[3,4,7]	761,086
16,084,782	Mount Logan Funding LP Series 2018-1A, Class SUBR, 0.000%, 1/22/2033*,3,4,8	12,520,761
750,000	Mountain View CLO IX Ltd. Series 2015-9A, Class CR, 8.775% (3-Month Term SOFR+338 basis points), 7/15/2031[3,4,7]	688,689
1,000,000	Mountain View CLO XV Ltd. Series 2019-2A, Class D, 10.025% (3-Month Term SOFR+463 basis points), 1/15/2033[3,4,7]	992,937
500,000	Neuberger Berman Loan Advisers CLO Ltd. Series 2018-27A, Class D, 8.255% (3-Month Term SOFR+286 basis points), 1/15/2030[3,4,7]	491,842
	New Mountain CLO 4 Ltd.
500,000	Series CLO-4A, Class D, 10.916% (3-Month Term SOFR+550 basis points), 4/20/2036[3,4,7]	509,760
750,000	Series CLO-4A, Class E, 13.566% (3-Month Term SOFR+815 basis points), 4/20/2036[3,4,7]	752,512
1,000,000	Newark BSL CLO 2 Ltd. Series 2017-1A, Class CR, 8.790% (3-Month Term SOFR+341 basis points), 7/25/2030[3,4,7,8]	972,009
	OCP CLO Ltd.
750,000	Series 2016-11A, Class DR, 12.141% (3-Month Term SOFR+676 basis points), 10/26/2030[3,4,7]	748,163
700,000	Series 2014-5A, Class DR, 11.341% (3-Month Term SOFR+596 basis points), 4/26/2031[3,4,7]	643,270
1,000,000	Series 2020-8RA, Class C, 9.414% (3-Month Term SOFR+401 basis points), 1/17/2032[3,4,7]	999,520
750,000	Octagon 60 Ltd. Series 2022-1A, Class D1, 10.416% (3-Month Term SOFR+500 basis points), 10/20/2035[3,4,7]	759,819
750,000	Octagon 70 Alto Ltd. Series 2023-1A, Class E, 12.065% (3-Month Term SOFR+666 basis points), 10/20/2036[3,4,7]	719,720
1,000,000	Octagon Investment Partners XIV Ltd. Series 2012-1A, Class CRR, 9.555% (3-Month Term SOFR+416 basis points), 7/15/2029[3,4,7]	992,565
750,000	Octagon Investment Partners XVII Ltd. Series 2013-1A, Class DR2, 8.140% (3-Month Term SOFR+276 basis points), 1/25/2031[3,4,7]	705,725

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$1,000,000	Octagon Investment Partners XXII Ltd. Series 2014-1A, Class DRR, 8.424% (3-Month Term SOFR+301 basis points), 1/22/2030[3,4,7]	$979,551
1,000,000	OHA Credit Partners CLO XV Ltd. Series 2017-15A, Class D, 8.127% (3-Month Term SOFR+271 basis points), 1/20/2030[3,4,7,8]	981,069
800,000	OSD CLO Ltd. Series 2023-27A, Class E, 13.644% (3-Month Term SOFR+825 basis points), 4/16/2035[3,4,7,8]	809,368
1,000,000	OZLM VI Ltd. Series 2014-6A, Class CS, 8.794% (3-Month Term SOFR+339 basis points), 4/17/2031[3,4,7]	979,361
1,500,000	OZLM XXI Ltd. Series 2017-21A, Class C, 8.347% (3-Month Term SOFR+293 basis points), 1/20/2031[3,4,7]	1,460,219
	Palmer Square European Loan Funding
2,975,000	Series 2022-1X, Class SUB, 0.000%, 10/15/2031[4,6,8]	2,172,150
4,000,000	Series 2022-2X, Class SUB, 0.000%, 10/15/2031[4,6,8]	3,241,090
4,000,000	Series 2022-3X, Class SUB, 0.000%, 4/12/2032[4,6,8]	4,654,816
7,500,000	Series 2022-3X, Class E, 11.268% (3-Month Euribor+728 basis points), 4/12/2032[4,6,7]	8,339,741
7,100,000	Series 2023-1A, Class SUB, 0.000%, 11/15/2032*,3,4,6,8	7,065,789
3,700,000	Series 2023-1X, Class E, 10.532% (3-Month Euribor+653 basis points), 11/15/2032[4,6,7,8]	3,973,803
8,325,000	Series 2023-2X, Class SUB, 0.000%, 1/15/2033[4,6,8]	9,299,990
8,200,000	Series 2023-3X, Class SUB, 0.000%, 5/15/2033*,4,6,8	9,047,463
2,500,000	Series 2021-2X, Class SUB, 0.000%, 4/15/2035[4,6,8]	1,847,873
10,000,000	Series 2023-1X, Class SUB, 0.000%, 7/15/2036*,4,6,8	10,482,435
11,000,000	Series 2023-2X, Class SUB, 0.000%, 10/15/2036[4,6,8]	12,143,961
	Palmer Square Loan Funding Ltd.
1,250,000	Series 2020-1A, Class SUB, 0.000%, 2/20/2028[2,3,4,6,8]	—
2,250,000	Series 2020-4A, Class SUB, 0.000%, 11/25/2028[3,4,6,8]	1,677,058
1,250,000	Series 2021-1A, Class SUB, 0.000%, 4/20/2029[3,4,6,8]	921,677
2,150,000	Series 2021-2A, Class SUB, 0.000%, 5/20/2029[3,4,6,8]	1,293,575
1,500,000	Series 2021-3A, Class SUB, 0.000%, 7/20/2029[3,4,6,8]	913,234
3,100,000	Series 2021-4A, Class SUB, 0.000%, 10/15/2029[3,4,6,8]	1,996,761
5,235,000	Series 2022-1A, Class SUB, 0.000%, 4/15/2030[3,4,6,8]	3,865,709
6,000,000	Series 2022-2A, Class SUB, 0.000%, 10/15/2030[3,4,6,8]	4,687,715
1,250,000	Series 2022-5I, Class SUB, 0.000%, 1/15/2031[2,4,6,8]	—
6,250,000	Series 2022-3A, Class SUB, 0.000%, 4/15/2031[3,4,6,8]	6,089,910
4,675,000	Series 2023-1A, Class SUB, 0.000%, 7/20/2031[3,4,6,8]	5,486,343
3,875,000	Series 2023-1A, Class D, 13.255% (3-Month Term SOFR+800 basis points), 7/20/2031[3,4,6,7,8]	3,884,933

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
$8,050,000	Series 2022-4A, Class SUB, 0.000%, 7/24/2031*,3,4,6,8	$7,570,795
3,700,000	Series 2022-4A, Class D, 12.688% (3-Month Term SOFR+729 basis points), 7/24/2031[3,4,6,7,8]	3,672,954
6,600,000	Series 2023-2A, Class SUB, 0.000%, 1/25/2032*,3,4,6,8	6,597,783
12,750,000	Series 2023-4A, Class SUB, 0.000%, 10/20/2033*,3,4,6,8	12,708,157
4,000,000	Series 2023-1A, Class SUB, 0.000%, 1/20/2036[3,4,6,8]	3,949,003
9,500,000	Series 2023-2A, Class SUB, 0.000%, 4/20/2036*,3,4,6,8	8,855,946
8,000,000	Series 2023-3A, Class SUB, 0.000%, 1/20/2037*,3,4,6,8	8,001,678
1,000,000	Regatta XV Funding Ltd. Series 2018-4A, Class C, 8.940% (3-Month Term SOFR+356 basis points), 10/25/2031[3,4,7]	999,817
1,000,000	Regatta XXVI Funding Ltd. Series 2023-2A, Class D, 10.478% (3-Month Term SOFR+525 basis points), 1/25/2037[3,4,7]	999,622
750,000	RR 4 Ltd. Series 2018-4A, Class C, 8.605% (3-Month Term SOFR+321 basis points), 4/15/2030[3,4,7]	740,093
750,000	RR 5 Ltd. Series 2018-5A, Class C, 8.755% (3-Month Term SOFR+336 basis points), 10/15/2031[3,4,7]	744,088
825,000	Shackleton CLO Ltd. Series 2015-7RA, Class D, 8.985% (3-Month Term SOFR+359 basis points), 7/15/2031[3,4,7]	799,219
3,057,623	Silver Point Loan Funding, LLC 0.000%, 10/20/2033[2]	3,160,740
1,500,000	Sound Point CLO XVII Ltd. Series 2017-3A, Class C, 8.677% (3-Month Term SOFR+326 basis points), 10/20/2030[3,4,7,8]	1,377,843
625,000	Symphony CLO XIX Ltd. Series 2018-19A, Class D, 8.205% (3-Month Term SOFR+281 basis points), 4/16/2031[3,4,7]	588,501
1,500,000	Texas Debt Capital CLO Ltd. Series 2023-2A, Class E, 13.072% (3-Month Term SOFR+766 basis points), 7/21/2035[3,4,7]	1,504,632
	Voya CLO Ltd.
1,250,000	Series 2014-1A, Class CR2, 8.457% (3-Month Term SOFR+306 basis points), 4/18/2031[3,4,7,8]	1,178,447
1,000,000	Series 2018-2A, Class D, 8.405% (3-Month Term SOFR+301 basis points), 7/15/2031[3,4,7]	942,116
1,250,500	Series 2019-2A, Class D, 9.377% (3-Month Term SOFR+396 basis points), 7/20/2032[3,4,7,8]	1,246,826
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $274,908,943)	272,275,573

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
$528,313	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.000%, 2/25/2035[4,8,9]	$601
6,809	Connecticut Avenue Securities Trust Series 2019-R01, Class 2M2, 7.902% (30-Day SOFR Average+256 basis points), 7/25/2031[3,4,7]	6,839
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $6,845)	7,440

Number of Shares
	COMMON STOCKS — 1.1%
	APPLIANCES — 0.0%
929	iRobot Corp.*	35,952
	BROADCAST SERVICES/PROGRAMS — 0.0%
9,923	TEGNA, Inc.[10]	151,822
	COMMERCIAL BANKS-EASTERN US — 0.0%
16,773	Lakeland Bancorp, Inc.[10]	248,073
	FINANCE-OTHER SERVICE — 0.0%
181	Nukkleus, Inc.*	515
	FOOD-RETAIL — 0.1%
23,798	Misfits Market[2]	885,048
	GAMING & ENTERTAINMENT — 0.1%
3,641	Epic Games, Inc.[2]	1,565,630
	MEDICAL-OUTPATIENT/HOME MEDICAL — 0.1%
5,880	Amedisys, Inc.*,10	558,953
	SPECIFIED PURPOSE ACQUISITIONS — 0.8%
1,456	Ace Global Business Acquisition Ltd.*,11	17,210
1,774	Achari Ventures Holdings Corp. I*	19,319
42,500	Acri Capital Acquisition Corp.*	470,050
18,482	Alchemy Investments Acquisition Corp. I - Class A*,11	192,767
1,489	Alpha Star Acquisition Corp.*,11	16,662
19,429	Alphatime Acquisition Corp.*,11	208,473
24,475	AlphaVest Acquisition Corp.*,11	261,882
19,609	Aquaron Acquisition Corp.*	209,424
42,210	Ares Acquisition Corp. II - Class A*,11	440,672
1,050	Arisz Acquisition Corp.*	11,456
64,880	Atlantic Coastal Acquisition Corp. II – Class A	692,918
16,328	Bellevue Life Sciences Acquisition Corp.*	170,791
35,000	Bowen Acquisition Corp.*,11	361,200

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Number of Shares		Value
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
45,000	Churchill Capital Corp. VII - Class A*	$472,500
1,764	Deep Medicine Acquisition Corp. - Class A*	20,639
19,672	dMY Squared Technology Group, Inc.	208,720
23,028	ESH Acquisition Corp.*	235,346
12,228	Everest Consolidator Acquisition Corp. - Class A*	133,774
21,190	ExcelFin Acquisition Corp. - Class A*	226,733
20,000	FutureTech II Acquisition Corp. - Class A*	217,200
23,181	Global Lights Acquisition Corp.*,11	233,433
1,763	Globalink Investment, Inc.*	19,129
32,787	Gores Holdings IX, Inc. - Class A*	344,263
20,342	Haymaker Acquisition Corp.*,11	208,709
19,947	Horizon Space Acquisition I Corp.*,11	213,632
14,391	Hudson Acquisition I Corp.*	151,681
61,243	InFinT Acquisition Corp.*,11	687,146
38,726	Inflection Point Acquisition Corp. II - Class A*,11	400,040
1,962	Integrated Rail and Resources Acquisition Corp. - Class A*	21,190
2,354	Integrated Wellness Acquisition Corp. - Class A*,11	26,412
10,018	Israel Acquisitions Corp.*,11	107,092
1,748	Kairous Acquisition Corp. Ltd.*,11	20,050
25,305	Mars Acquisition Corp.*,11	268,992
45,622	Nabors Energy Transition Corp. II - Class A*,11	473,556
27,670	Newbury Street Acquisition Corp.*	293,302
2,282	Nocturne Acquisition Corp.*,11	26,585
2,885	OceanTech Acquisitions I Corp. - Class A*	32,370
15,561	Papaya Growth Opportunity Corp. I - Class A*	167,281
18,409	Plutonian Acquisition Corp.*	197,344
9,699	Pono Capital Three, Inc. - Class A*,11	80,696
1,896	Priveterra Acquisition Corp. - Class A*	20,837
19,479	Qomolangma Acquisition Corp.*	209,594
11,890	Quetta Acquisition Corp.*	120,089
20,023	Redwoods Acquisition Corp.*	213,846
19,239	RF Acquisition Corp. - Class A*	206,434
52,326	Screaming Eagle Acquisition Corp. - Class A*,11	554,656
2,760	Sizzle Acquisition Corp.*	30,388
11,894	Spark I Acquisition Corp.*,11	120,605
15,965	TenX Keane Acquisition - Class A*,11	174,817
27,573	Trailblazer Merger Corp. I*	288,414
2,396	Tristar Acquisition I Corp. - Class A*,11	25,841
		10,526,160
	TOTAL COMMON STOCKS
	(Cost $13,764,764)	13,972,153

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	CORPORATE BONDS — 2.4%
	INVESTMENT COMPANIES — 2.4%
$1,000,000	Bain Capital Specialty Finance, Inc. 2.950%, 3/10/2026[4]	$931,988
	Blackstone Private Credit Fund
2,135,377	2.625%, 12/15/2026[4]	1,935,153
490,000	3.250%, 3/15/2027[4]	450,133
	Blue Owl Capital Corp.
3,000,000	3.750%, 7/22/2025[4,10]	2,875,437
1,000,000	3.400%, 7/15/2026[4]	930,478
500,000	2.875%, 6/11/2028[4]	440,551
	Blue Owl Capital Corp. II
222,000	4.625%, 11/26/2024[3,4]	219,792
1,000,000	8.450%, 11/15/2026[3,4]	1,031,348
2,510,000	Blue Owl Capital Corp. III 3.125%, 4/13/2027[4]	2,221,209
	Blue Owl Credit Income Corp.
1,000,000	5.500%, 3/21/2025	986,702
158,000	7.750%, 9/16/2027[4]	163,132
2,000,000	7.950%, 6/13/2028[3,4]	2,076,808
	Blue Owl Technology Finance Corp.
2,250,000	6.750%, 6/30/2025[3,4]	2,217,809
1,000,000	4.750%, 12/15/2025[3,4]	946,587
40,000	Capital Southwest Corp. 3.375%, 10/1/2026[4]	35,616
	Franklin BSP Lending Corp.
1,000,000	4.850%, 12/15/2024[3]	973,311
152,000	3.250%, 3/30/2026[4]	140,487
	FS KKR Capital Corp.
600,000	1.650%, 10/12/2024	579,067
1,500,000	4.125%, 2/1/2025[4]	1,463,366
2,000,000	2.625%, 1/15/2027[4]	1,798,566
	Golub Capital BDC, Inc.
1,000,000	3.375%, 4/15/2024[4]	992,348
2,200,000	2.050%, 2/15/2027[4]	1,935,322
	MidCap Financial Investment Corp.
859,000	5.250%, 3/3/2025	834,582
605,000	4.500%, 7/16/2026[4]	563,054
	Oaktree Specialty Lending Corp.
1,000,000	2.700%, 1/15/2027[4]	895,116

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Principal Amount		Value
	INVESTMENT COMPANIES (Continued)
$3,000,000	7.100%, 2/15/20294	$3,099,819
		30,737,781
	TOTAL CORPORATE BONDS
	(Cost $30,015,642)	30,737,781

Number of Shares
		MUTUAL FUNDS — 4.6%
2,092,464		Driehaus Event Driven Fund[6]	25,862,851
2,377,169		Glenmede Secured Options Portfolio - Class Institutional[6]	32,638,533
		TOTAL MUTUAL FUNDS
		(Cost $57,500,000)	58,501,384
		PREFERRED STOCKS — 0.5%
		CONSUMER STAPLES — 0.3%
83,287		Misfits Market*, 2, 15	3,539,697
		FINANCIALS — 0.2%
117,910		Chime*, 2, 15	1,916,038
35,000		MidCap Financial Investment Corp. 8.000%, 12/15/2028[4]	891,800
20,000		New Mountain Finance Corp. 8.250%, 11/15/2028[4]	518,000
			3,325,838
		TOTAL PREFERRED STOCKS
		(Cost $6,915,493)	6,865,535

		PRIVATE INVESTMENT FUNDS — 17.7%
N/A	[12]	DSC Meridian Credit Opportunities Onshore Fund LP2	23,150,683
N/A	[12]	Eisler Capital Multi Strategy Fund LP2	30,487,685
N/A	[12]	HS Investments Fund LP	311,507
N/A	[12]	Hudson Bay Fund LP2	9,454,069
N/A	[12]	Linden Investors LP2	19,920,393
N/A	[12]	Nuveen Real Estate U.S. Cities Industrial Fund LP2	7,801,761
N/A	[12]	Nuveen Real Estate U.S. Cities Multifamily Fund LP2	7,292,121
N/A	[12]	Oak Street Real Estate Capital Net Lease Property Fund LP	24,430,944
N/A	[12]	Old Orchard Credit Fund LP2	16,600,507
N/A	[12]	Point72 Capital LP2	29,567,543
N/A	[12]	Quiet SPV R9, LP	3,715,304
N/A	[12]	Rivernorth Capital Partners LP2,6	17,624,138
N/A	[12]	Seer Capital Partners Fund LP	2,723,589
N/A	[12]	TCW Direct Lending VIII, LLC	12,221,827

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Number of Shares			Value
		PRIVATE INVESTMENT FUNDS (Continued)
N/A	[12]	Walleye Opportunities Fund LP2	$15,348,443
N/A	[12]	Whitehawk IV-Plus Onshore Fund LP	5,330,021
		TOTAL PRIVATE INVESTMENT FUNDS
		(Cost $211,669,309)	225,980,535
		REAL ESTATE INVESTMENT TRUSTS — 9.1%
968,308		Bailard Real Estate Investment Trust LP	34,956,828
N/A	[12]	Cire Real Estate Investment Trust, Inc.	45,560,812
1,189,974		Invesco Real Estate Income Trust, Inc. - Class I2	35,455,001
		TOTAL REAL ESTATE INVESTMENT TRUSTS
		(Cost $118,994,633)	115,972,641
		RIGHTS — 0.0%
481		ABIOMED, Inc., Expiration Date: December 30, 2029*, 2, 10	491
4,393		AIB Acquisition Corp., Expiration Date: March 31, 2024*,11	488
1,489		Alpha Star Acquisition Corp., Expiration Date: April 1, 2024*,11	80
19,429		Alphatime Acquisition Corp., Expiration Date: May 14, 2024*,11	1,962
24,475		AlphaVest Acquisition Corp., Expiration Date: May 21, 2024*,11	3,304
19,609		Aquaron Acquisition Corp., Expiration Date: May 14, 2024*	3,530
1,050		Arisz Acquisition Corp., Expiration Date: January 28, 2024*	221
16,328		Bellevue Life Sciences Acquisition Corp., Expiration Date: May 22, 2024*	2,204
35,000		Bowen Acquisition Corp., Expiration Date: November 26, 2026*,11	3,343
1,207		Breeze Holdings Acquisition Corp., Expiration Date: May 24, 2027*	78
1,764		Deep Medicine Acquisition Corp., Expiration Date: February 9, 2024*	529
31,924		Distoken Acquisition Corp., Expiration Date: April 21, 2024*,11	3,224
923		Edoc Acquisition Corp., Expiration Date: January 23, 2024*,11	6
23,028		ESH Acquisition Corp., Expiration Date: July 20, 2024*	2,326
1,765		Financial Strategies Acquisition Corp., Expiration Date: March 28, 2024*	—	[13]
23,181		Global Lights Acquisition Corp., Expiration Date: December 3, 2024*,11	2,782
1,763		Globalink Investment, Inc., Expiration Date: April 14, 2024*	53
23,908		Goldenstone Acquisition Ltd., Expiration Date: February 20, 2024*	146
19,947		Horizon Space Acquisition I Corp., Expiration Date: February 21, 2024*,11	2,194
14,391		Hudson Acquisition I Corp., Expiration Date: May 14, 2024*	2,734
1,748		Kairous Acquisition Corp. Ltd., Expiration Date: February 15, 2024*,11	87
55,746		Lakeshore Acquisition II Corp., Expiration Date: May 12, 2024*,11	8,919
25,305		Mars Acquisition Corp., Expiration Date: February 14, 2024*,11	3,897
20,035		Metal Sky Star Acquisition Corp., Expiration Date: March 27, 2024*,11	1,803
1,689		Mountain Crest Acquisition Corp. V, Expiration Date: January 6, 2024*	169
2,282		Nocturne Acquisition Corp., Expiration Date: April 15, 2024*,11	365
3,780		NorthView Acquisition Corp., Expiration Date: May 16, 2024*	329
18,409		Plutonian Acquisition Corp., Expiration Date: April 15, 2024*	2,430
19,479		Qomolangma Acquisition Corp., Expiration Date: May 12, 2024*	1,967
1,189		Quetta Acquisition Corp., Expiration Date: February 15, 2024*	1,546

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
20,023	Redwoods Acquisition Corp., Expiration Date: April 9, 2024*	$1,402
19,239	RF Acquisition Corp., Expiration Date: May 27, 2024*	198
15,965	TenX Keane Acquisition, Expiration Date: May 15, 2024*,11	2,259
27,573	Trailblazer Merger Corp. I, Expiration Date: May 13, 2024*	2,812
1,805	Viveon Health Acquisition Corp., Expiration Date: January 31, 2024*	81
3,680	Welsbach Technology Metals Acquisition Corp., Expiration Date: February 21, 2024*	364
	TOTAL RIGHTS
	(Cost $491)	58,323
	UNITS — 0.2%
	SPECIFIED PURPOSE ACQUISITIONS — 0.2%
39,796	Aimei Health Technology Co., Ltd.*,11	405,919
26,811	Bayview Acquisition Corp.*,11	271,327
19,798	Colombier Acquisition Corp. II*,11	199,564
162,277	Iron Horse Acquisitions Corp.*	1,629,261
		2,506,071
	TOTAL UNITS
	(Cost $2,496,436)	2,506,071
	WARRANTS — 0.1%
19,983	Able View Global, Inc., Expiration Date: May 15, 2028*,11	574
1,456	Ace Global Business Acquisition Ltd., Expiration Date: December 31, 2027*,11	49
1,774	Achari Ventures Holdings Corp. I, Expiration Date: October 15, 2026*	27
287	Advantage Capital Holdings, LLC, Expiration Date: January 28, 2025*,2	756,429
14,925	AEON Biopharma, Inc., Expiration Date: July 21, 2028*	1,119
1,341	Aeries Technology, Inc., Expiration Date: October 20, 2026*,11	67
2,211	AGBA Group Holding Ltd., Expiration Date: May 10, 2024*,11	13
9,241	Alchemy Investments Acquisition Corp. I, Expiration Date: June 26, 2028*,11	1,386
1,489	Alpha Star Acquisition Corp., Expiration Date: December 13, 2026*,11	11
19,429	Alphatime Acquisition Corp., Expiration Date: January 17, 2028*,11	490
733	AltEnergy Acquisition Corp., Expiration Date: November 2, 2028*	27
21,105	Ares Acquisition Corp. II, Expiration Date: June 12, 2028*,11	3,210
1,050	Arisz Acquisition Corp., Expiration Date: November 16, 2026*	131
522	Atlantic Coastal Acquisition Corp. II, Expiration Date: June 2, 2028*	10
885	Ault Disruptive Technologies Corp., Expiration Date: June 20, 2028*	6
68	Banzai International, Inc., Expiration Date: December 31, 2026*	2
1,469	Battery Future Acquisition Corp., Expiration Date: May 26, 2028*,11	100
16,328	Bellevue Life Sciences Acquisition Corp., Expiration Date: February 10, 2028*	313
2,223	Beneficient, Expiration Date: June 7, 2028*	14
2,331	Bitcoin Depot, Inc., Expiration Date: July 3, 2028*	326
195	Blockchain Coinvestors Acquisition Corp. I, Expiration Date: November 1, 2028*,11	10
1,544	Blue Ocean Acquisition Corp., Expiration Date: October 21, 2028*,11	31
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 25, 2027*	157

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
1,466	Cactus Acquisition Corp. I Ltd., Expiration Date: October 29, 2026*,11	$44
335	Cardio Diagnostics Holdings, Inc., Expiration Date: December 1, 2026*	58
5,454,545	CherCo, LLC, Expiration Date: August 31, 2032*,2	163,636
21,813	Churchill Capital Corp. VII, Expiration Date: February 29, 2028*	2,838
2,030	Coeptis Therapeutics Holdings, Expiration Date: October 31, 2025*	63
968	Comera Life Sciences Holdings, Inc., Expiration Date: May 19, 2027*	3
13,333	Concord Acquisition Corp. II, Expiration Date: December 31, 2028*	1,733
117	Corner Growth Acquisition Corp., Expiration Date: December 31, 2027*,11	8
935	Corner Growth Acquisition Corp. 2, Expiration Date: June 17, 2026*,11	28
9,833	Denali Capital Acquisition Corp., Expiration Date: April 7, 2027*,11	492
310	DHC Acquisition Corp., Expiration Date: December 31, 2027*,11	5
637	Digital Health Acquisition Corp., Expiration Date: November 4, 2028*	17
31,924	Distoken Acquisition Corp., Expiration Date: March 30, 2028*,11	638
9,836	dMY Squared Technology Group, Inc., Expiration Date: November 21, 2027*	1,475
880	Edify Acquisition Corp., Expiration Date: December 31, 2027*	13
923	Edoc Acquisition Corp., Expiration Date: November 30, 2027*,11	12
1,464	Euda Health Holdings Ltd., Expiration Date: September 24, 2026*,11	77
1,469	EVe Mobility Acquisition Corp, Expiration Date: December 31, 2028*,11	44
460	Everest Consolidator Acquisition Corp., Expiration Date: July 19, 2028*	60
296	ExcelFin Acquisition Corp., Expiration Date: October 21, 2026*	6
1,765	Financial Strategies Acquisition Corp., Expiration Date: March 31, 2028*,2	—	[13]
795	Finnovate Acquisition Corp., Expiration Date: September 30, 2026*,11	6
24	Flame Acquisition Corp., Expiration Date: December 31, 2028*	46
295	Forafric Global PLC, Expiration Date: June 9, 2027*,11	360
1,228	FOXO Technologies, Inc., Expiration Date: August 1, 2027*,2	10
12,602	Frontier Investment Corp., Expiration Date: December 31, 2026*,11	252
1,177	Genesis Growth Tech Acquisition Corp., Expiration Date: May 19, 2028*,11	6
280,000	Glass House Brands, Inc., Expiration Date: January 15, 2026*,11	218,400
534	Global Gas Corp., Expiration Date: October 29, 2027*	19
1,763	Globalink Investment, Inc., Expiration Date: December 3, 2026*	6
23,908	Goldenstone Acquisition Ltd., Expiration Date: July 15, 2026*	359
10,929	Gores Holdings IX, Inc., Expiration Date: January 14, 2029*	1,202
1,266	Gorilla Technology Group, Inc., Expiration Date: July 14, 2027*,11	38
10,171	Haymaker Acquisition Corp., Expiration Date: September 12, 2028*,11	1,527
674	Healthcare AI Acquisition Corp., Expiration Date: December 14, 2026*,11	17
16,500	Hennessy Capital Investment Corp. VI, Expiration Date: December 31, 2027*	1,008
19,947	Horizon Space Acquisition I Corp., Expiration Date: January 26, 2028*,11	319
2,424	Hub Cyber Security Ltd., Expiration Date: February 27, 2028*,11	34
14,883	iCoreConnect, Inc., Expiration Date: May 14, 2028*	3
1,235,429	IFit, Inc., Expiration Date: February 24, 3030*,2	—
19,363	Inflection Point Acquisition Corp. II, Expiration Date: July 17, 2028*,11	1,936
666	Infrared Cameras Holdings, Inc., Expiration Date: December 19, 2028*	31

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
981	Integrated Rail and Resources Acquisition Corp., Expiration Date: November 12, 2026*	$69
1,177	Integrated Wellness Acquisition Corp., Expiration Date: October 31, 2028*,11	41
10,018	Israel Acquisitions Corp., Expiration Date: February 28, 2028*,11	602
23,278	Jaws Mustang Acquisition Corp., Expiration Date: January 30, 2026*,11	924
874	Kairous Acquisition Corp. Ltd., Expiration Date: September 15, 2026*,11	8
870	Kingswood Acquisition Corp., Expiration Date: May 1, 2027*	87
27,873	Lakeshore Acquisition II Corp., Expiration Date: November 18, 2026*,11	284
1,382	LAMF Global Ventures Corp. I, Expiration Date: November 11, 2026*,11	32
292	Learn CW Investment Corp., Expiration Date: December 31, 2028*,11	6
479	Maquia Capital Acquisition Corp., Expiration Date: December 31, 2027*	10
20,035	Metal Sky Star Acquisition Corp., Expiration Date: April 1, 2027*,11	106
940	MicroAlgo, Inc., Expiration Date: December 31, 2027*,2,11	94
2,925	MicroCloud Hologram, Inc., Expiration Date: January 31, 2028*,11	53
142	Moringa Acquisition Corp., Expiration Date: February 10, 2026*,11	5
770	MSP Recovery, Inc., Expiration Date: February 14, 2026*	123
1,265	MultiMetaVerse Holdings Ltd., Expiration Date: March 15, 2027*,11	25
22,811	Nabors Energy Transition Corp. II, Expiration Date: September 5, 2028*,11	2,965
231	Near Intelligence, Inc., Expiration Date: July 8, 2027*	—	[13]
1,335	Newbury Street Acquisition Corp., Expiration Date: December 31, 2027*	54
593	Newcourt Acquisition Corp., Expiration Date: April 12, 2028*,11	9
577	NKGen Biotech, Inc., Expiration Date: October 2, 2028*	41
237	Northern Revival Acquisition Corp., Expiration Date: December 31, 2027*,11	2
1,890	NorthView Acquisition Corp., Expiration Date: August 2, 2027*	24
544	Nukkleus, Inc., Expiration Date: December 31, 2025*	70
1,061	Nvni Group Ltd., Expiration Date: November 1, 2028*,11	38
2,885	OceanTech Acquisitions I Corp., Expiration Date: May 10, 2026*	68
2,151	OneMedNet Corp., Expiration Date: December 31, 2028*	32
277	Onyx Acquisition Co. I, Expiration Date: November 30, 2028*,11	6
1,438	Osiris Acquisition Corp., Expiration Date: May 1, 2028*	43
522	Papaya Growth Opportunity Corp. I, Expiration Date: December 31, 2028*	10
323	Phoenix Biotech Acquisition Corp., Expiration Date: September 1, 2026*	8
18,409	Plutonian Acquisition Corp., Expiration Date: October 26, 2027*	508
9,699	Pono Capital Three, Inc., Expiration Date: April 3, 2028*,11	873
1,764	Power & Digital Infrastructure Acquisition II Corp., Expiration Date: December 14, 2028*	53
479	Prenetics Global Ltd., Expiration Date: May 17, 2027*,11	3
1,990	Presto Automation, Inc., Expiration Date: September 21, 2027*	36
948	Priveterra Acquisition Corp. II, Expiration Date: January 7, 2027*	17
1,173	Project Energy Reimagined Acquisition Corp., Expiration Date: December 31, 2028*,11	13
873	ProSomnus, Inc., Expiration Date: April 20, 2028*	15
19,479	Qomolangma Acquisition Corp., Expiration Date: November 23, 2027*	294

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
20,023	Redwoods Acquisition Corp., Expiration Date: March 15, 2027*	$432
19,239	RF Acquisition Corp., Expiration Date: May 1, 2028*	383
419	Roadzen, Inc., Expiration Date: November 30, 2028*	29
58	Roth CH Acquisition Co., Expiration Date: October 29, 2028*,11	1
833	Roth CH Acquisition V Co., Expiration Date: December 10, 2026*	33
862	Royalty Management Holding Corp., Expiration Date: May 28, 2026*	30
17,442	Screaming Eagle Acquisition Corp., Expiration Date: December 15, 2027*,11	7,851
106	Semper Paratus Acquisition Corp., Expiration Date: November 4, 2026*,11	4
1,380	Sizzle Acquisition Corp., Expiration Date: March 12, 2026*	126
1,693	SMX Security Matters PLC, Expiration Date: March 7, 2028*,11	16
1,144	Southland Holdings, Inc., Expiration Date: September 1, 2026*	480
881	Southport Acquisition Corp., Expiration Date: May 24, 2028*	22
5,947	Spark I Acquisition Corp., Expiration Date: November 27, 2028*,11	654
2,102	Spree Acquisition Corp. 1 Ltd., Expiration Date: December 22, 2028*,11	63
1,552	SunCar Technology Group, Inc., Expiration Date: May 18, 2028*,11	621
881	Swiftmerge Acquisition Corp., Expiration Date: June 17, 2028*,11	33
1,144	Syntec Optics Holdings, Inc., Expiration Date: November 8, 2026*	116
852	TG Venture Acquisition Corp., Expiration Date: August 15, 2028*	9
166	TLGY Acquisition Corp., Expiration Date: January 14, 2028*,11	5
1,198	Tristar Acquisition I Corp., Expiration Date: December 31, 2028*,11	22
126	Twelve Seas Investment Co. II, Expiration Date: March 2, 2028*	4
842	Vast Solar Pty Ltd., Expiration Date: June 29, 2028*,11	76
1,805	Viveon Health Acquisition Corp., Expiration Date: December 31, 2027*,2	11
916	Volato Group, Inc., Expiration Date: December 3, 2028*	102
430	XBP Europe Holdings, Inc., Expiration Date: December 31, 2027*	25
441	Zoomcar Holdings, Inc., Expiration Date: July 1, 2028*	35
	TOTAL WARRANTS
	(Cost $706,044)	1,180,165
	SHORT-TERM INVESTMENTS — 11.1%
141,978,411	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 5.20%[10,14]	141,978,411
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $141,978,411)	141,978,411
	TOTAL INVESTMENTS — 103.7%
	(Cost $1,306,788,571)	1,325,826,490
	Liabilities in Excess of Other Assets — (3.7)%	(47,674,660)
	TOTAL NET ASSETS — 100.0%	$1,278,151,830

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023  (Unaudited)

Number of Shares		Value
	SECURITIES SOLD SHORT — (0.0)%
	COMMON STOCKS — (0.0)%
	S & L/THRIFTS-EASTERN US — (0.0)%
(13,954)	Provident Financial Services, Inc.	$(251,591)
	TOTAL COMMON STOCKS
	(Proceeds $326,452)	(251,591)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $326,452)	$(251,591)

LLC — Limited Liability Company
LP — Limited Partnership
PLC — Public Limited Company

* Non-income producing security.
[1] All or a portion of this investment is a holding of FTAOF Cayman Sub1 Ltd.
[2] The value of these securities was determined using significant unobservable inputs and is reported as Level 3 securities in the Fair Value Hierarchy table located in Note 2.
[3] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $197,824,905, which represents 15.48% of the total net assets of the Fund.
[4] Callable.
[5] Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
[6] Affiliated company.
[7] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[8] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[9] Interest-only security.
[10] All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral is $976,244, which represents 0.08% of the total net assets of the Fund.
[11] Foreign security denominated in U.S. Dollars.
[12] Investment does not issue shares.
[13] Amount represents less than $0.50.
[14] The rate is the annualized seven-day yield at period end.
[15] Perpetual security. Maturity date is not applicable.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

	Redemptions	Redemption			Original
Securities With Restrictions On Redemptions	Permitted	Notice Period	Cost	Fair Value	Acquisition Date
Apollo Diversified Credit Fund - Class I	Quarterly [a]	N/A	$39,699	$35,272	8/23/2021
Bailard Real Estate Investment Trust LP [b]	Quarterly	30 Days	34,994,633	34,956,828	12/28/2018
BC Partners Lending Corp. [b]	Not Permitted	N/A	12,500,000	12,453,947	3/6/2023
Cire Real Estate Investment Trust, Inc. [b]	Quarterly [f]	90 Days	45,000,000	45,560,812	4/4/2023
Cliffwater Corporate Lending Fund - Class I	Quarterly [a]	N/A	26,321,412	26,950,612	8/4/2020
Cliffwater Enhanced Lending Fund - Class I	Quarterly [a]	N/A	56,343,306	57,633,100	4/26/2022
DSC Meridian Credit Opportunities Onshore Fund LP [b]	Quarterly [c]	65 Days	19,950,000	23,150,683	10/1/2018
Eisler Capital Multi Strategy Fund LP [b]	Quarterly [c]	65 Days	28,000,000	30,487,685	12/1/2022
HS Investments Fund LP [b]	Not Permitted	N/A	246,427	311,507	7/31/2023
Hudson Bay Fund LP [b]	Quarterly [c,e]	65 Days	8,500,000	9,454,069	4/1/2021
Invesco Dynamic Credit Opportunities Fund - Class AX	Quarterly [a]	N/A	265,874	260,359	10/19/2021
Invesco Real Estate Income Trust, Inc. - Class I	Monthly	30 Days	39,000,000	35,455,001	6/1/2022
Linden Investors LP [b]	Quarterly [c]	65 Days	17,250,000	19,920,393	10/1/2018
Nuveen Real Estate U.S. Cities Industrial Fund LP [b]	Quarterly	45 Days	9,015,206	7,801,761	10/3/2022
Nuveen Real Estate U.S. Cities Multifamily Fund LP [b]	Quarterly	45 Days	9,139,325	7,292,121	4/1/2022
Oak Street Real Estate Capital Net Lease Property Fund LP [b]	Quarterly	60 Days	24,500,000	24,430,944	1/25/2022
Old Orchard Credit Fund LP [b]	Quarterly [c]	65 Days	16,000,000	16,600,507	5/31/2023
Opportunistic Credit Interval Fund - Class I	Quarterly [a]	N/A	15,753,000	15,763,583	8/16/2022
Palmer Square Capital BDC, Inc. [b]	Not Permitted	N/A	12,500,000	12,545,082	3/1/2023
Palmer Square Opportunistic Income Fund	Quarterly [a]	N/A	12,800,000	12,234,180	10/2/2018
Pender Real Estate Credit Fund - Class I	Quarterly [a]	N/A	23,172,451	23,231,149	8/16/2019
Point72 Capital LP [b]	Quarterly [c]	45 Days	25,530,367	29,567,543	4/24/2019
Pomona Investment Fund LP	Quarterly [a]	75 Days	17,735,511	22,479,835	10/1/2018
Quiet SPV R9, LP [b]	Not Permitted	N/A	3,715,304	3,715,304	9/20/2023
RiverNorth Capital Partners LP [b]	Quarterly [d]	65 Days	16,000,000	17,624,138	6/1/2022
Seer Capital Partners Fund LP [b]	Not Permitted	N/A	2,000,000	2,723,589	9/29/2021
StepStone Private Markets - Class I	Quarterly [a]	N/A	19,157,916	23,960,773	3/26/2021
TCW Direct Lending VIII, LLC [b]	Not Permitted	N/A	13,604,328	12,221,827	8/9/2023
Walleye Opportunities Fund LP [b]	Monthly [c]	30 Days	12,925,000	15,348,443	12/3/2018
Whitehawk IV-Plus Onshore Fund LP [b]	Not Permitted	N/A	5,293,352	5,330,021	6/29/2023
Totals			$527,253,111	$549,501,068

a The Closed-End Fund can institute a limit on redemptions at the fund level of 5% of the net asset value of the Closed-End Fund.

b Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

c The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.

d The Private Investment Fund can institute a gate provision on redemptions at the fund level of 10 – 25% of the fair value of the net asset value of the Private Investment Fund.

e The Private Investment Fund can institute a gate provision on redemptions at the investor level of 12.5% of the fair value of the investment in the Private Investment Fund.

f The Real Estate Investment Trust can institute a limit on redemptions at the trust level of 5% of the net asset value of the Real Estate Investment Trust.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

			Currency	Value At		Unrealized
		Currency	Amount	Settlement	Value At	Appreciation
Sale Contracts	Counterparty	Exchange	Sold	Date	December 31, 2023	(Depreciation)
Euro	BNP Paribas	EUR per USD	(126,551,000)	$(139,792,013)	$(141,855,541)	$(2,063,528)
Great British Pound	BNP Paribas	GBP per USD	(23,000,000)	(28,931,441)	(29,324,616)	(393,175)
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS				$(168,723,454)	$(171,180,157)	$(2,456,703)

EUR – Euro

GBP – Great British Pound

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED PORTFOLIO COMPOSITION

As of December 31, 2023 (Unaudited)

Country of Investment	Value	Percent of Total Net Assets
Australia	$76	0.0%
Canada	218,400	0.0%
Cayman Islands	18,148,958	1.7%
China	1,353	0.0%
Denmark	8,737,246	0.7%
European Union	120,372,427	9.1%
Gibraltar	360	0.0%
Hong Kong	38	0.0%
Ireland	16	0.0%
Israel	34	0.0%
Malaysia	8	0.0%
Switzerland	6	0.0%
Taiwan	38	0.0%
United Kingdom	29,318,037	2.3%
United States	1,149,012,157	89.9%
Virgin Islands (British)	17,336	0.0%
Total Investments	1,325,826,490	103.7%
Liabilities in Excess of Other Assets	(47,674,660)	(3.7)%
Total Net Assets	$1,278,151,830	100.0%

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Investment Company Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the First Trust Capital Management L.P., (the “Investment Manager”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.

Fixed-income securities with a remaining maturity of sixty (60) days or more will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations, provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued by the Valuation Designee using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost, which the Valuation Designee has determined to approximate fair value.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2023 (Unaudited)

The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing net asset values.

The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with U.S. generally accepted accounting principles (“GAAP”) and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular private investment fund. In other cases, as when an private investment fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in private investment fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the private investment fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

In certain circumstances, the Valuation Designee may determine that a private investment fund’s NAV shall be adjusted more frequently. For these private investment funds, the NAVs are adjusted daily based on the total return that each private investment fund is estimated by the Valuation Designee to generate during the period (adjusted net asset value). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2023 (Unaudited)

Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the warrant based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

The Investment Manager and/or the sub-advisers act as investment adviser to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Investment Manager and/or the sub-advisers or their affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration. Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect. In no event does First Trust Portfolios L.P. (the “Distributor”) have any responsibility for any valuations of the Fund’s investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the Distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The Distributor has no duty to calculate the NAV of Fund shares or to inquire into, or liability for, the accuracy of the NAV per share (including a Class thereof) as calculated by or for the Fund.

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

December 31, 2023 (Unaudited)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. In accordance with Accounting Standards Update (“ASU”) 2015-7, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Closed-End Funds, Private Investment Funds and Real Estate Investment Trusts with a fair value of $191,823,578 are excluded from the fair value hierarchy as of December 31, 2023.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$10,351,550	$120,306,392	$130,657,942
Bank Loans	-	-	117,584,644	117,584,644
Closed-End Funds	160,069,028	-	-	160,069,028
Collateralized Loan Obligations	-	242,203,883	30,071,690	272,275,573
Collateralized Mortgage Obligations	-	7,440	-	7,440
Common Stocks
Appliances	35,952	-	-	35,952
Broadcast Services/Programs	151,822	-	-	151,822
Commercial Banks-Eastern US	248,073	-	-	248,073
Finance-Other Service	515	-	-	515
Food-Retail	-	-	885,048	885,048
Gaming & Entertainment	-	-	1,565,630	1,565,630
Medical-Outpatient/Home Medical	558,953	-	-	558,953
Specified Purpose Acquisitions	10,526,160	-	-	10,526,160
Corporate Bonds**	-	30,737,781	-	30,737,781
Mutual Funds	58,501,384	-	-	58,501,384
Preferred Stocks
Consumer Staples	-	-	3,539,697	3,539,697
Financials	1,409,800	-	1,916,038	3,325,838
Private Investment Funds	-	-	177,247,343	177,247,343
Real Estate Investment Trusts	-	-	35,455,001	35,455,001
Rights	57,832	-	491	58,323
Units*	2,506,071	-	-	2,506,071
Warrants	259,985	-	920,180	1,180,165
Short-Term Investments	141,978,411	-	-	141,978,411
Subtotal	$376,303,986	$283,300,654	$489,492,154	$1,149,096,794
Closed End Funds				47,478,864
Private Investment Funds				48,733,192
Real Estate Investment Trusts				80,517,640
Total Investments				$1,325,826,490

Liabilities
Securities Sold Short
Common Stocks*	$251,591	$-	$-	$251,591
Total Securities Sold Short	$251,591	$-	$-	$251,591

* All units and common stocks held short in the Fund are Level 1 securities. For a detailed break-out of units and common stocks held short by major industry classification, please refer to the Consolidated Schedule of Investments.

** All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Note 3 – Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment which is advised or sponsored by a sub-adviser. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2023.

Name of Issuer	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Tax Basis or Return of Capital Adjustments	Prior Year Unrealized Appreciation (Depreciation)	Change in Unrealized Appreciation (Depreciation)	Value End of Period	Investment Income (Loss)
BC Partners Lending Corp.	7,422,799	5,000,000	-	-	-	77,201	(46,053)	12,453,947	926,136
Driehaus Event Driven Fund	17,326,069	8,000,000	-	-	-	1,173,931	(637,149)	25,862,851	1,158,246
Glenmede Secured Options Portfolio - Class Institutional	19,248,823	11,500,000	-	-	-	251,177	1,638,533	32,638,533	2,900
Opportunistic Credit Interval Fund - Class I	2,230,262	13,825,000	-	-	-	(302,262)	10,583	15,763,583	758,587
Palmer Square Capital BDC, Inc. ⁽¹⁾	7,500,000	5,000,000	-	-	-	-	45,082	12,545,082	1,644,316
Palmer Square European Loan Funding 2021-2X ⁽¹⁾	1,485,487	-	-	-	-	1,330,496	(968,110)	1,847,873	-
Palmer Square European Loan Funding 2022-1X ⁽¹⁾	2,009,392	-	-	-	-	1,276,448	(1,113,690)	2,172,150	-
Palmer Square European Loan Funding 2022-2X ⁽¹⁾	2,974,865	-	-	-	-	1,427,028	(1,160,803)	3,241,090	-
Palmer Square European Loan Funding 2022-3X ⁽¹⁾	7,672,599	-	-	31,021	-	(983,141)	1,619,262	8,339,741	31,021
Palmer Square European Loan Funding 2022-3X ⁽¹⁾	4,352,100	-	-	-	23,496	(411,601)	690,822	4,654,816	-
Palmer Square European Loan Funding 2023-1A ⁽¹⁾	7,699,816	-	-	-	-	(149,837)	(484,190)	7,065,789	-
Palmer Square European Loan Funding 2023-1X ⁽¹⁾	3,691,574	-	-	14,149	-	-	268,080	3,973,803	14,149
Palmer Square European Loan Funding 2023-1X ⁽¹⁾	-	10,270,270	-	24,399	-	-	187,766	10,482,435	24,399
Palmer Square European Loan Funding 2023-2X ⁽¹⁾	-	9,266,474	-	-	-	-	33,516	9,299,990	-
Palmer Square European Loan Funding 2023-2X ⁽¹⁾	-	11,618,082	-	-	-	-	525,879	12,143,961	-
Palmer Square European Loan Funding 2023-3X ⁽¹⁾	-	8,710,431	-	-	-	-	337,032	9,047,463	-
Palmer Square Loan Funding Ltd. 2020-1A ⁽¹⁾	866,837	-	-	-	(966,499)	383,163	(283,500)	-	-
Palmer Square Loan Funding Ltd. 2020-4A ⁽¹⁾	1,419,808	-	-	-	-	830,192	(572,942)	1,677,058	-
Palmer Square Loan Funding Ltd. 2021-1A ⁽¹⁾	811,485	-	-	-	-	438,515	(328,323)	921,677	-
Palmer Square Loan Funding Ltd. 2021-2A ⁽¹⁾	1,367,396	-	-	-	-	782,604	(856,425)	1,293,575	-
Palmer Square Loan Funding Ltd. 2021-3A ⁽¹⁾	990,675	-	-	-	-	509,325	(586,766)	913,234	-
Palmer Square Loan Funding Ltd. 2021-4A ⁽¹⁾	2,131,113	-	-	-	-	968,887	(1,103,239)	1,996,761	-
Palmer Square Loan Funding Ltd. 2022-1A ⁽¹⁾	3,764,008	-	-	-	-	1,470,992	(1,369,291)	3,865,709	-
Palmer Square Loan Funding Ltd. 2022-2A ⁽¹⁾	4,515,211	-	-	-	-	1,484,789	(1,312,285)	4,687,715	-
Palmer Square Loan Funding Ltd. 2022-3A ⁽¹⁾	6,276,546	-	-	-	-	(26,546)	(160,090)	6,089,910	-
Palmer Square Loan Funding Ltd. 2022-4A ⁽¹⁾	3,444,732	-	-	7,419	-	107,978	112,825	3,672,954	7,419
Palmer Square Loan Funding Ltd. 2022-4A ⁽¹⁾	7,903,479	-	-	-	-	146,521	(479,205)	7,570,795	-
Palmer Square Loan Funding Ltd. 2022-5I ⁽¹⁾	1,258,277	-	-	-	(1,250,000)	(8,277)	-	-	-
Palmer Square Loan Funding Ltd. 2023-1A ⁽¹⁾	3,922,387	-	-	-	-	77,613	(50,997)	3,949,003	-
Palmer Square Loan Funding Ltd. 2023-1A ⁽¹⁾	-	3,797,500	-	2,696	-	-	84,737	3,884,933	2,696
Palmer Square Loan Funding Ltd. 2023-1A ⁽¹⁾	-	4,675,000	-	-	-	-	811,343	5,486,343	-
Palmer Square Loan Funding Ltd. 2023-2A ⁽¹⁾	-	9,500,000	-	-	-	-	(644,054)	8,855,946	-
Palmer Square Loan Funding Ltd. 2023-2A ⁽¹⁾	-	6,600,000	-	-	-	-	(2,217)	6,597,783	-
Palmer Square Loan Funding Ltd. 2023-3A ⁽¹⁾	-	8,000,000	-	-	-	-	1,678	8,001,678	-
Palmer Square Loan Funding Ltd. 2023-4A ⁽¹⁾	-	12,750,000	-	-	-	-	(41,843)	12,708,157	-
Palmer Square Opportunistic Income Fund ⁽¹⁾	11,466,490	-	-	-	-	1,333,510	(565,820)	12,234,180	922,623
Pender Real Estate Credit Fund - Class I	35,500,000	-	(12,449,381)	105,299	-	16,533	58,698	23,231,149	1,387,459
	$169,252,230	$128,512,757	$(12,449,381)	$184,983	$(2,193,004)	$12,205,239	$(6,341,156)	$289,171,667	$6,879,951

⁽¹⁾ Advised or sponsored by a Sub-adviser.

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2023 (Unaudited)

Name of Issuer	Shares Beginning of Period	Additions	Reductions	Stock Split	Shares End of Period
BC Partners Lending Corp.	338,600	228,520	-	-	567,120
Driehaus Event Driven Fund	1,436,656	655,808	-	-	2,092,464
Glenmede Secured Options Portfolio - Class Institutional	1,515,655	861,514	-	-	2,377,169
Opportunistic Credit Interval Fund - Class I	191,603	1,154,561	-	-	1,346,164
Palmer Square Capital BDC, Inc. ⁽¹⁾	459,841	303,030	-	-	762,871
Palmer Square European Loan Funding 2021-2X ⁽¹⁾	2,500,000	-	-	-	2,500,000
Palmer Square European Loan Funding 2022-1X ⁽¹⁾	2,975,000	-	-	-	2,975,000
Palmer Square European Loan Funding 2022-2X ⁽¹⁾	4,000,000	-	-	-	4,000,000
Palmer Square European Loan Funding 2022-3X ⁽¹⁾	7,500,000	-	-	-	7,500,000
Palmer Square European Loan Funding 2022-3X ⁽¹⁾	4,000,000	-	-	-	4,000,000
Palmer Square European Loan Funding 2023-1A ⁽¹⁾	7,100,000	-	-	-	7,100,000
Palmer Square European Loan Funding 2023-1X ⁽¹⁾	3,700,000	-	-	-	3,700,000
Palmer Square European Loan Funding 2023-1X ⁽¹⁾	-	10,000,000	-	-	10,000,000
Palmer Square European Loan Funding 2023-2X ⁽¹⁾	-	8,325,000	-	-	8,325,000
Palmer Square European Loan Funding 2023-2X ⁽¹⁾	-	11,000,000	-	-	11,000,000
Palmer Square European Loan Funding 2023-3X ⁽¹⁾	-	8,200,000	-	-	8,200,000
Palmer Square Loan Funding Ltd. 2020-1A ⁽¹⁾	1,250,000	-	-	-	1,250,000
Palmer Square Loan Funding Ltd. 2020-4A ⁽¹⁾	2,250,000	-	-	-	2,250,000
Palmer Square Loan Funding Ltd. 2021-1A ⁽¹⁾	1,250,000	-	-	-	1,250,000
Palmer Square Loan Funding Ltd. 2021-2A ⁽¹⁾	2,150,000	-	-	-	2,150,000
Palmer Square Loan Funding Ltd. 2021-3A ⁽¹⁾	1,500,000	-	-	-	1,500,000
Palmer Square Loan Funding Ltd. 2021-4A ⁽¹⁾	3,100,000	-	-	-	3,100,000
Palmer Square Loan Funding Ltd. 2022-1A ⁽¹⁾	5,235,000	-	-	-	5,235,000
Palmer Square Loan Funding Ltd. 2022-2A ⁽¹⁾	6,000,000	-	-	-	6,000,000
Palmer Square Loan Funding Ltd. 2022-3A ⁽¹⁾	6,250,000	-	-	-	6,250,000
Palmer Square Loan Funding Ltd. 2022-4A ⁽¹⁾	3,700,000	-	-	-	3,700,000
Palmer Square Loan Funding Ltd. 2022-4A ⁽¹⁾	8,050,000	-	-	-	8,050,000
Palmer Square Loan Funding Ltd. 2022-5I ⁽¹⁾	1,250,000	-	-	-	1,250,000
Palmer Square Loan Funding Ltd. 2023-1A ⁽¹⁾	4,000,000	-	-	-	4,000,000
Palmer Square Loan Funding Ltd. 2023-1A ⁽¹⁾	-	3,875,000	-	-	3,875,000
Palmer Square Loan Funding Ltd. 2023-1A ⁽¹⁾	-	4,675,000	-	-	4,675,000
Palmer Square Loan Funding Ltd. 2023-2A ⁽¹⁾	-	9,500,000	-	-	9,500,000
Palmer Square Loan Funding Ltd. 2023-2A ⁽¹⁾	-	6,600,000	-	-	6,600,000
Palmer Square Loan Funding Ltd. 2023-3A ⁽¹⁾	-	8,000,000	-	-	8,000,000
Palmer Square Loan Funding Ltd. 2023-4A ⁽¹⁾	-	12,750,000	-	-	12,750,000
Palmer Square Opportunistic Income Fund ⁽¹⁾	697,900	-	-	-	697,900
Pender Real Estate Credit Fund - Class I	3,550,000	-	(1,233,834)	-	2,316,166
Total	85,950,255	86,128,433	(1,233,834)	-	170,844,854

⁽¹⁾ Advised or sponsored by a Sub-adviser.